International Bancshares Corporation (Parent Company Only) Financial Information Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income	$ 157,436	$ 133,932	$ 136,726
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	(4,774)	(2,626)	(3,682)
Impairment charges on available for sale securities		354	954
Stock compensation expense	903	1,082	1,172
(Decrease) increase in other liabilities	592	(7,705)	(6,567)
Net cash provided by operating activities	196,819	203,220	203,649
Investing activities:
Principal collected on mortgage-backed securities	780,097	919,594	854,736
Net cash (used in) provided by investing activities	(403,807)	(137,763)	373,225
Financing activities:
Repayment of long-term debt		(1,000)	(14,000)
Proceeds from stock transactions	1,455	549	1,370
Payments of cash dividends - common	(43,594)	(39,569)	(38,515)
Purchase of treasury stock	(187)	(7,966)	(6,678)
Net cash provided by (used in) financing activities	203,147	(69,312)	(558,967)
(Decrease) increase in cash and cash equivalents	(3,841)	(3,855)	17,907
Cash and cash equivalents at beginning of period	269,198	273,053
Cash and cash equivalents at end of period	265,357	269,198	273,053
Parent Company
Operating activities:
Net income	157,436	133,932	136,726
Adjustments to reconcile net income to net cash provided by operating activities:
Investment securities transactions, net	(23)
Impairment charges on available for sale securities		112	385
Stock compensation expense	903	1,082	1,172
(Decrease) increase in other liabilities	(3,453)	3,901	(1,998)
Equity in undistributed net income of subsidiaries	(93,674)	(48,833)	(83,486)
Net cash provided by operating activities	61,189	90,194	52,799
Investing activities:
Principal collected on mortgage-backed securities	6,328	1,105	474
Net decrease in notes receivable		99	105
Increase in other assets and other investments	(25,348)	(27,834)	(1,830)
Net cash (used in) provided by investing activities	(19,020)	(26,630)	(1,251)
Financing activities:
Repayment of long-term debt		(1,000)	(14,000)
Proceeds from stock transactions	1,455	549	1,370
Payments of cash dividends - common	(43,594)	(39,569)	(38,515)
Purchase of treasury stock	(187)	(7,966)	(6,678)
Net cash provided by (used in) financing activities	(42,326)	(47,986)	(57,823)
(Decrease) increase in cash and cash equivalents	(157)	15,578	(6,275)
Cash and cash equivalents at beginning of period	18,555	2,977	9,252
Cash and cash equivalents at end of period	$ 18,398	$ 18,555	$ 2,977